REVENUE AND COST OF SALES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Concentrate Sales	$ 9,445,000	$ 1,881,000	$ 30,423,000	$ 1,881,000
Provisional Pricing Adjustments	(327,000)	0	(885,000)	29,000
Total Revenue	$ 9,118,000	$ 1,881,000	$ 29,538,000	$ 1,910,000